Stock-Based Compensation - Stock Option Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	17,418,000	14,355,000	14,661,000	14,661,000	14,661,000	16,822,000
Exercised (in shares)			(472,000)	(699,000)	(1,075,000)	(1,968,000)
Granted (in shares)			259,000	3,556,000	3,556,000
Cancelled/forfeited (in shares)			(93,000)	(100,000)	(120,000)	(191,000)
Expired (in shares)						(2,000)
Ending balance (in shares)	17,022,000	17,418,000	14,355,000	17,418,000	17,022,000	14,661,000	16,822,000
Vested and expected to vest (in shares)	17,022,000	17,418,000	14,355,000	17,418,000	17,022,000	14,661,000	16,822,000
Exercisable (in shares)	11,208,000	11,240,000	11,303,000	11,240,000	11,208,000	11,203,000	10,845,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (usd per share)	$ 1.94	$ 1.63	$ 1.48	$ 1.48	$ 1.48	$ 1.50
Exercised (usd per share)			1.59	1.55	1.53	1.60
Granted (usd per share)			9.97	3.77	3.77
Cancelled/forfeited (usd per share)			1,180	1,300	1.76	2,200
Expired (usd per share)						1.52
Ending balance (usd per share)	1.95	1.94	1.63	1.94	1.95	1.48	$ 1.50
Vested and expecting to vest (usd per share)	1.95	1.94	1.63	1.94	1.95	1.48	1.50
Exercisable (usd per share)	$ 1.48	$ 1.48	$ 1.44	$ 1.48	$ 1.48	$ 1.44	$ 1.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted average remaining contractual term			5 years 9 months 21 days	6 years 4 months 28 days	6 years 2 months 15 days	5 years 9 months 18 days	6 years 1 month 28 days
Vested and expecting, Weighted average remaining contractual term			5 years 9 months 21 days	6 years 4 months 28 days	6 years 2 months 15 days	5 years 9 months 18 days	6 years 1 month 28 days
Exercisable, Weighted average remaining contractual term			5 years 3 months	5 years 1 month 9 days	4 years 11 months 23 days	5 years 1 month 24 days	4 years 10 months 6 days
Outstanding, Aggregate intrinsic value	$ 47,653	$ 85,948	$ 33,903	$ 85,948	$ 47,653	$ 58,565	$ 27,796
Vested and expecting to vest, Aggregate intrinsic value	47,653	85,948	33,903	85,948	47,653	58,565	27,796
Exercisable, Aggregate intrinsic value	$ 36,026	$ 60,321	27,650	60,321	$ 36,026	45,204	$ 18,499
Granted, Aggregate intrinsic value			34	594
Exercised, Aggregate intrinsic value			1,827	2,337		3,520
Cancelled/forfeited, Aggregate intrinsic value			$ 673	$ 693		218
Expired, Aggregate intrinsic value						$ 4
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Granted, Weighted Average Remaining Contractual Term			0 years	0 years	0 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercised, Weighted Average Remaining Contractual Term			0 years	0 years	0 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Canceled And Forfeited, Weighted Average Remaining Contractual Term			0 years	0 years	0 years